Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(7)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss)(5)	Transaction Value(6)	Adjusted EBITDA(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2024	6,946,218	5,739,257	4,753,051	3,895,207	35.44	244.01	22,118	96,111	1,491,860
2023	5,753,695	4,857,831	3,753,529	3,131,192	35.00	178.62	(56,555)	593,438	27,121
2022	4,952,016	(1,285,005)	2,123,426	(37,672)	31.23	113.16	(72,446)	737,514	22,858
2021	1,059,848	(28,825,351)	1,711,239	(3,716,106)	48.46	157.59	(8,475)	1,018,970	58,167
2020	36,121,729	73,005,673	19,523,454	40,775,284	122.63	117.14	10,562	815,712	58,074

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, 2023, 2022, 2021 and 2020, our PEO was Mr. Yi. For 2024 and 2023, our non-PEO NEOs were Messrs. Nonko, Thompson, and Coyne. For 2022, our non-PEO NEOs were Messrs. Nonko, Thompson, and Coyne and Cathy Cunningham, our Former Chief People Officer. For 2021, our non-PEO NEOs were Messrs. Nonko, Thompson, and Coyne and Ms. Cunningham, as well as Tigran Sinanyan, our Former Chief Financial Officer, Cort Carlson, our Former Interim Principal Financial Officer, Keith Cramer, our SVP, Supply Partnerships, and Amy Yeh, our SVP, Technology. For 2020, our non-PEO NEOs were Mr. Nonko and Mr. Sinanyan.
PEO Total Compensation Amount	$ 6,946,218	$ 5,753,695	$ 4,952,016	$ 1,059,848	$ 36,121,729
PEO Actually Paid Compensation Amount	$ 5,739,257	4,857,831	(1,285,005)	(28,825,351)	73,005,673
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions used to calculate grant date fair value. In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2024	2023	2022	2021	2020
Total Compensation Reported in Summary Compensation Table for the Year Indicated	$6,946,218	$5,753,695	$4,952,016	$1,059,848	$36,121,729
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(6,374,490)	(5,179,192)	(4,372,938)	(41,068)	(34,917,535)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	3,243,343	3,376,888	2,366,299	—	71,801,479
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	986,827	713,149	615,217	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	42,199	197,573	(3,363,141)	(28,951,003)	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	895,160	(4,282)	(1,482,458)	(893,128)	—
Less, Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—	—
Total Adjustments	$(1,206,961)	$(895,864)	$(6,237,021)	$(29,885,199)	$36,883,944
Compensation Actually Paid	$5,739,257	$4,857,831	$(1,285,005)	$(28,825,351)	$73,005,673

Average of Non-PEO NEOs	2024	2023	2022	2021	2020
Total Average Compensation Reported in Summary Compensation Table for the Year Indicated	$4,753,051	$3,753,529	$2,123,426	$1,711,239	$19,523,454
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(3,981,248)	(3,263,656)	(1,675,544)	(1,287,362)	(18,500,404)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	1,939,873	2,129,713	922,631	1,113,272	38,272,191
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	611,719	403,550	239,875	50,801	—
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	26,344	125,389	(1,123,524)	(4,487,479)	1,339,534
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	545,468	(17,333)	(524,536)	(204,478)	140,509
Less, Average Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	(612,099)	—
Total Average Adjustments	$(857,844)	$(622,337)	$(2,161,098)	$(5,427,345)	$21,251,830
Average Compensation Actually Paid	$3,895,207	$3,131,192	$(37,672)	$(3,716,106)	$40,775,284

Non-PEO NEO Average Total Compensation Amount	$ 4,753,051	3,753,529	2,123,426	1,711,239	19,523,454
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,895,207	3,131,192	(37,672)	(3,716,106)	40,775,284
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions used to calculate grant date fair value. In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2024	2023	2022	2021	2020
Total Compensation Reported in Summary Compensation Table for the Year Indicated	$6,946,218	$5,753,695	$4,952,016	$1,059,848	$36,121,729
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(6,374,490)	(5,179,192)	(4,372,938)	(41,068)	(34,917,535)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	3,243,343	3,376,888	2,366,299	—	71,801,479
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	986,827	713,149	615,217	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	42,199	197,573	(3,363,141)	(28,951,003)	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	895,160	(4,282)	(1,482,458)	(893,128)	—
Less, Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	—	—
Total Adjustments	$(1,206,961)	$(895,864)	$(6,237,021)	$(29,885,199)	$36,883,944
Compensation Actually Paid	$5,739,257	$4,857,831	$(1,285,005)	$(28,825,351)	$73,005,673

Average of Non-PEO NEOs	2024	2023	2022	2021	2020
Total Average Compensation Reported in Summary Compensation Table for the Year Indicated	$4,753,051	$3,753,529	$2,123,426	$1,711,239	$19,523,454
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(3,981,248)	(3,263,656)	(1,675,544)	(1,287,362)	(18,500,404)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	1,939,873	2,129,713	922,631	1,113,272	38,272,191
Plus, Fair Value of Awards Granted in the Year Indicated that Vested in the Year Indicated	611,719	403,550	239,875	50,801	—
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	26,344	125,389	(1,123,524)	(4,487,479)	1,339,534
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	545,468	(17,333)	(524,536)	(204,478)	140,509
Less, Average Fair Value of Stock Awards Forfeited in the Year Indicated (From Prior Year-End)	—	—	—	(612,099)	—
Total Average Adjustments	$(857,844)	$(622,337)	$(2,161,098)	$(5,427,345)	$21,251,830
Average Compensation Actually Paid	$3,895,207	$3,131,192	$(37,672)	$(3,716,106)	$40,775,284

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K: S&P 500 Information Technology Index.

Tabular List, Table	Most Important Performance Measures Adjusted EBITDA Transaction Value
Total Shareholder Return Amount	$ 35.44	35.00	31.23	48.46	122.63
Peer Group Total Shareholder Return Amount	244.01	178.62	113.16	157.59	117.14
Net Income (Loss)	$ 22,118,000	$ (56,555,000)	$ (72,446,000)	$ (8,475,000)	$ 10,562,000
Company Selected Measure Amount	1,491,860,000	27,121,000	22,858,000	58,167,000	58,074,000
PEO Name	Mr. Yi.
Additional 402(v) Disclosure	Represents, in thousands, the amount of net income (loss) reflected in the Company’s audited financial statements for the year indicated.
The following reflect the relationships between (i) compensation actually paid (“CAP” in the graphics below) to our PEO, and the average compensation actually paid to our non-PEO NEOs, to our net income, Adjusted EBITDA, Transaction Value, and the Company’s cumulative TSR for the years 2020 through 2024, and (ii) the Company’s cumulative TSR and our peer group TSR for the same period.
Pay-versus-Performance Tabular List
The following lists our most important performance measures used by us to link compensation actually paid to our NEOs to company performance for fiscal years 2024, 2023, 2022, 2021 and 2020. The performance measures included in the list are not necessarily ranked by relative importance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2024. We also used Transaction Value, which is an operating metric, to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2024. Our Compensation Committee tied the incentive bonus plan for the NEOs for 2024 to achievement of these two measures. See additional information under the heading “Compensation Discussion and Analysis - Analysis of Fiscal 2024 Compensation – Annual Incentive Bonus Plan” above.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	96,111,000	593,438,000	737,514,000	1,018,970,000	815,712,000
Name	Transaction Value
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2024. We also used Transaction Value, which is an operating metric, to link “compensation actually paid” to our NEOs to Company performance for fiscal year 2024. Our Compensation Committee tied the incentive bonus plan for the NEOs for 2024 to achievement of these two measures. See additional information under the heading “Compensation Discussion and Analysis - Analysis of Fiscal 2024 Compensation – Annual Incentive Bonus Plan” above.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,206,961)	$ (895,864)	$ (6,237,021)	$ (29,885,199)	$ 36,883,944
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,374,490)	(5,179,192)	(4,372,938)	(41,068)	(34,917,535)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,243,343	3,376,888	2,366,299	0	71,801,479
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,199	197,573	(3,363,141)	(28,951,003)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	986,827	713,149	615,217	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	895,160	(4,282)	(1,482,458)	(893,128)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,844)	(622,337)	(2,161,098)	(5,427,345)	21,251,830
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,981,248)	(3,263,656)	(1,675,544)	(1,287,362)	(18,500,404)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,939,873	2,129,713	922,631	1,113,272	38,272,191
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,344	125,389	(1,123,524)	(4,487,479)	1,339,534
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,719	403,550	239,875	50,801	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	545,468	(17,333)	(524,536)	(204,478)	140,509
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (612,099)	$ 0